Schedule of Convertible Notes Payable (Details) - Theralink Technologies Inc [Member] - USD ($)	Sep. 30, 2023	Oct. 22, 2022	Sep. 30, 2022
Principal amount	$ 8,986,605		$ 2,475,000
Less: debt discount	(1,498,388)		(2,028,719)
Convertible notes payable, net	7,488,217	$ 200,000	446,281
Less: current portion of convertible notes payable	(7,488,217)
Convertible notes payable, net – long-term			446,281
Principal amount – related parties	11,440,792		4,150,000
Less: debt discount – related parties	(1,509,975)		(1,844,186)
Convertible notes payable – related parties, net	9,930,817		2,305,814
Less: current portion convertible notes payable - related parties	(9,930,817)		(1,000,000)
Convertible notes payable – related parties, net – long-term			1,305,814
Total convertible notes payable, net	$ 17,419,034		$ 2,752,095